Fathom OpCo Predecessor Period Acquisitions - Centex and Laser - Summary of Preliminary Fair Values of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 22, 2021	Apr. 30, 2021	Dec. 31, 2020	Dec. 31, 2018
Recognized amounts of identifiable assets acquired and liabilities assumed
Goodwill	$ 1,189,464	$ 83,113		$ 63,215	$ 33,007
Centex [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed
Accounts receivable, net			$ 1,775
Inventory			524
Prepaid expenses			108
Fixed assets, net			1,787
Intangible assets			6,243
Other assets			1
Total assets acquired			10,438
Accounts payable			252
Paycheck Protection Program (PPP) loan			649
Accrued expenses			271
Other current liabilities			23
Other noncurrent liabilities			1,234
Total liabilities assumed			2,429
Total identifiable net assets			8,009
Goodwill			3,765
Laser [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash			68
Accounts receivable, net			900
Inventory			622
Prepaid expenses			1
Fixed assets, net			760
Intangible assets			3,557
Other assets			2
Total assets acquired			5,910
Accounts payable			568
Accrued expenses			27
Other current liabilities			44
Other noncurrent liabilities			703
Total liabilities assumed			1,342
Total identifiable net assets			4,568
Goodwill			$ 2,378